                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           STRATEGIC STOCK PORTFOLIO
                                 CLASS I SHARES

                     SUPPLEMENT DATED MARCH 18, 2002 TO THE
                        PROSPECTUS DATED APRIL 18, 2001

    The Prospectus is hereby supplemented as follows:

    (1) The Board of Trustees for the Life Investment Trust has approved a proposed reorganization of its series, the Strategic Stock Portfolio ("LIT Strategic Stock") into another of its series, the Growth and Income Portfolio ("LIT Growth and Income"). Contract owners of LIT Strategic Stock will receive a proxy that will enable them to instruct their insurance companies how to vote on the proposed reorganization. The proposed reorganization will be presented to shareholders of LIT Strategic Stock for approval at a special meeting of shareholders, scheduled for April 23, 2002.

    If the proposed reorganization is approved, contract owners' insurance accounts will receive shares of LIT Growth and Income in exchange for their shares of LIT Strategic Stock. The combined portfolio would be managed in accordance with the investment objectives, policies and strategies of LIT Growth and Income. Upon completion of the reorganization, LIT Strategic Stock will be dissolved under state law.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                LIT SPT SS1 3/02

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           STRATEGIC STOCK PORTFOLIO
                                CLASS II SHARES

                     SUPPLEMENT DATED MARCH 18, 2002 TO THE
                        PROSPECTUS DATED APRIL 18, 2001

    The Prospectus is hereby supplemented as follows:

    (1) The Board of Trustees for the Life Investment Trust has approved a proposed reorganization of its series, the Strategic Stock Portfolio ("LIT Strategic Stock") into another of its series, the Growth and Income Portfolio ("LIT Growth and Income"). Contract owners of LIT Strategic Stock will receive a proxy that will enable them to instruct their insurance companies how to vote on the proposed reorganization. The proposed reorganization will be presented to shareholders of LIT Strategic Stock for approval at a special meeting of shareholders, scheduled for April 23, 2002.

    If the proposed reorganization is approved, contract owners' insurance accounts will receive shares of LIT Growth and Income in exchange for their shares of LIT Strategic Stock. The combined portfolio would be managed in accordance with the investment objectives, policies and strategies of LIT Growth and Income. Upon completion of the reorganization, LIT Strategic Stock will be dissolved under state law.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                LIT SPT SS2 3/02
                                                                             260